Warrants and Share-based Payment (Tables)	6 Months Ended
Jun. 30, 2018
Summary of Warrant Compensation Cost

Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period.

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	(EUR’000)		(EUR’000)
Research and development costs	1,964	1,122	4,349	2,411
General and administrative expenses	2,258	1,183	4,552	2,599

Total warrant compensation costs	4,222	2,305	8,901	5,010

Warrants [member]
Summary of Warrant Activity

The following table specifies the warrant activity during the six months ended June 30, 2018:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at December 31, 2017	4,621,154	17.62

Granted during the period	189,625	49.34
Exercised during the period	(317,825)	11.16
Forfeited during the period	(13,263)	24.24
Expired during the period	—	—

Outstanding at June 30, 2018	4,479,691	19.40

Vested at the balance sheet date	2,248,000	13.48